FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments Financial Risks And Capital Risks Management
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	2021	2022	2023
	S$	S$	S$

Financial asset

Financial assets at amortized cost:
Other receivables	20,522	73,144	263,830
Cash and cash equivalents	2,512,768	1,579,718	8,995,067
	2,533,290	1,652,862	9,258,897

Financial liabilities

Financial liabilities at amortized cost:
Trade and other payables	210,253	410,798	521,680
Lease liabilities	23,131	14,419	6,324
Borrowings other than convertible loans	924,810	803,606	441,698
	1,158,194	1,228,823	969,702

Financial liabilities at FVTPL:
Convertible loans	2,310,757	3,401,237	-
Warrant liabilities	-	-	146,613
	2,310,757	3,401,237	146,613

SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION

The Group’s currency exposure based on the information provided to key management is as follows:

	SGD	MYR	USD	GBP	Total
	S$	S$	S$	S$	S$
December 31, 2023
Financial assets
Cash and bank balances	432,663	186,204	8,376,200	-	8,995,067
Trade and other receivables	195,855	67,975	-	-	263,830
Intra-group receivables	-	-	-	-	-
Financial assets	628,518	254,179	8,376,200	-	9,258,897
Financial liabilities
Trade and other payables	(382,904)	(117,279)	(24,388)	-	(524,571)
Borrowings	-	(448,022)	-	-	(448,022)
Warrant liabilities	-	-	(146,613)	-	(146,613)
Intra-group payables	-	-	-	-	-
Financial liabilities	(382,904)	(565,301)	(171,001)	-	(1,119,206)
Net financial (liabilities)/assets	245,614	(311,122)	8,205,199	-	8,139,691
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	(245,614)	311,122	-	-	65,508
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	8,205,199	-	8,205,199

	SGD	MYR	USD	GBP	Total
	S$	S$	S$	S$	S$
December 31, 2022
Financial assets
Cash and bank balances	1,261,189	233,500	85,029	-	1,579,718
Trade and other receivables	38,141	35,003	-	-	73,144
Intra-group receivables	1,069,340	20,583	-	-	1,089,923
	2,368,670	289,086	85,029	-	2,742,785

Financial liabilities
Trade and other payables	(186,652)	(53,938)	(23,998)	(146,212)	(410,800)
Borrowings	(3,701,237)	(518,025)	-	-	(4,219,262)
Intra-group payables	(1,069,340)	(20,583)	-	-	(1,089,923)
	(4,957,229)	(592,546)	(23,998)	(146,212)	(5,719,985)
Net financial (liabilities)/assets	(2,588,559)	(303,460)	61,031	(146,212)	(2,977,200)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	2,588,559	303,460	-	-	2,892,019
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	61,031	(146,212)	(85,181)

SCHEDULE OF NET FINANCIAL LIABILITY ASSET CURRENCY RISK

	Approximate increase/(decrease)
	2023	2022
	Loss after tax	Loss after tax
	S$	S$
MYR against SGD
- strengthened	-	-
- weakened	-	-

USD against SGD
- strengthened	341,000	(2,600)
- weakened	(341,000)	2,600

GBP against SGD
- strengthened	-	6,000
- weakened	-	(6,000)

SCHEDULE OF REMAINING CONTRACTUAL MATURITIES

	Less than 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total undiscounted cash flow
	S$	S$	S$	S$	S$
December 31, 2023
Trade and other payables	521,680	-	-	-	521,680
Lease liabilities	6,462	-	-	-	6,462
Borrowings (excluding lease liabilities)	53,261	53,261	159,782	288,495	554,799

December 31, 2022
Trade and other payables	410,798	-	-	-	410,798
Lease liabilities	8,227	6,856	-	-	15,083
Borrowings (excluding lease liabilities)	2,190,724	56,506	169,518	362,580	2,779,328

SCHEDULE OF EACH CLASS OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE

The following table shows an analysis of each class of financial instruments measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	S$	S$	S$	S$
2023
Financial liabilities:
Warrant liabilities	-	146,613	-	146,613

2022
Financial liabilities:
Convertible loans	-	-	3,401,237	3,401,237

SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	2022	2023
	S$	S$

Total borrowings (Notes 11-13)	4,219,262	448,022
Total equity	586,298	11,244,155

Debt-to-equity %	720%	4%